Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total net revenue	$ 104,568	$ 408,630	$ 1,826,190	$ 2,860,001
Cost of revenues	215,816	411,992	4,412,119	2,551,009
Gross loss	(111,248)	(3,362)	(2,585,929)	308,992
Selling, general and administrative expenses	1,099,480	1,672,766	6,322,184	11,489,804
Equity-based compensation	1,626	335,922	1,708,218	4,053,123
Operating loss	(1,212,354)	(2,012,050)	(10,616,331)	(15,233,936)
Other income	39	1,226	1,296	31,429
Net loss	(1,212,315)	(2,010,824)	(10,615,035)	(15,202,507)
Series A preferred dividends	30,000		41,867
Net loss attributable to common stockholders	$ (1,242,315)	$ (2,010,824)	$ (10,656,902)	$ (15,202,507)
Weighted averages shares outstanding
Basic (in Shares)	15,976,227	13,332,790	15,329,617	12,550,096
Diluted (in Shares)	15,976,227	13,332,790	15,329,617	12,550,096
Net loss per share – basic (in Dollars per share)	$ (0.08)	$ (0.15)	$ (0.69)	$ (1.21)
Net loss per share – diluted (in Dollars per share)	$ (0.08)	$ (0.15)	$ (0.69)	$ (1.21)
Wholesale Revenue
Total net revenue	$ 28,492	$ 288,374	$ 1,328,382	$ 1,651,451
Direct to Consumer Revenue
Total net revenue	$ 76,076	$ 120,256	497,808	911,326
Related Party Service Revenue
Total net revenue				$ 297,224